ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiaries and Variable Interest Entities

As of December 31, 2012, the Company’s subsidiaries and the Group’s variable interest entities included the following entities:

Companies	Place of Incorporation	Later of Establishment or Acquisition	Percentage of Legal Ownership

Subsidiaries:

Movie-Forward Ltd. (“Movie”)	BVI	June 2007	100%
Media Port Holding Limited (“Media Port”)	BVI	November 2009	100%
Media Talent International Limited (“Talent”)	BVI	May 2010	100%
Best Ranking Limited (“Best”)	BVI	October 2011	100%
CharmClick Inc. (“Click”)	Cayman Islands	July 2011	60%
Charm Hong Kong Limited (“Charm Hong Kong”)	Hong Kong	April 2008	100%
O’Master Communications (Hong Kong) Ltd. (“O’Master”)	Hong Kong	June 2010	100%
Posterscope (Hong Kong) Ltd. (‘‘Posterscope’’)	Hong Kong	January 2010	60%
Charm New Media (Hong Kong) Ltd. (‘‘New’’)	Hong Kong	November 2011	100%
Charm Future Media (Hong Kong) Ltd. (‘‘Future’’)	Hong Kong	November 2011	100%
Charm Electronic Media (Hong Kong) Ltd. (‘‘Elec’’)	Hong Kong	November 2011	100%
Charm Digital Media (Hong Kong) Ltd. (‘‘Digital’’)	Hong Kong	November 2011	100%
Neudior Corporation Limited (‘‘Neudior’’)	Hong Kong	November 2011	60%
Nanning Jetlong Technology Co., Ltd. (‘‘NJTC’’)	PRC	October 2005	100%
Beijing Vizeum Advertising Co., Ltd. (‘‘Vizeum’’)	PRC	January 2010	60%
Charm Media Co., Ltd. (‘‘Charm Media’’)	PRC	November 2010	100%
Shang Xing Media Co., Ltd. (‘‘Shang Xing’’)	PRC	October 2010	100%
Beijing Guozhi Travel & Culture Co., Ltd. (‘‘Guozhi’’)	PRC	September 2012	70%
Beijing Hongtu Zhuoyue Advertising Co., Ltd. (‘‘Hongtu’’)	PRC	September 2012	100%

VIEs and VIEs owned enterprises:

Shidai Charm Advertising Co., Ltd. (‘‘ShiDai’’)	PRC	November 2006	Nil*
QingHai Charm Advertising Co., Ltd. (‘‘QingHai’’)	PRC	August 2008	Nil*
Beijing Charm Culture Co., Ltd (“Charm Culture”)	PRC	November 2010	Nil*

*	These entities are controlled by the Company pursuant to the contractual arrangements described below.

Financial Statement Balances and Amounts of VIEs

The following financial statement balances and amounts of the Company’s VIEs, which were after the intercompany eliminations, were included in the accompanying consolidated financial statements:

	December 31, 2011	December 31, 2012
Total assets	73,157	17,746
Total liabilities	17,126	5,020

	2010	2011	2012
Revenue	183,608	36,734	112
Net income (loss)	39,439	(5,331)	(3,228)

	2010	2011	2012
Net cash provided by (used in) operating activities	15,544	(16,297)	(2,903)
Net cash used in investing activities	(661)	(641)	(793)
Net cash used in financing activities	(14,455)	(5,829)	—